Note 1 - The Company and Basis of Presentation (Details) (USD $)	1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended
	Feb. 28, 2015	Sep. 23, 2014	Nov. 30, 2014	Dec. 31, 2014	Dec. 31, 2014	May 09, 2014	Mar. 31, 2015	Sep. 30, 2014	Dec. 31, 2013
Note 1 - The Company and Basis of Presentation (Details) [Line Items]
Extinguishment of Debt, Amount					$ 5,397,000
Extinguishment of Warrant Liabilities		572,000			572,000
Conversion of Stock, Shares Issued (in Shares)		3,743,282
Proceeds from Issuance of Private Placement		6,000,000			4,204,000
Debt Conversion, Original Debt, Amount		1,546,000			1,546,000
Stock Issued During Period, Shares, New Issues (in Shares)		11,305,567
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)		101,365
Warrant Term	10 years	5 years	5 years	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	605,556	940,189	382,000	382,000	382,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.50	$ 0.53	$ 0.53	$ 0.53	$ 0.53			$ 0.53
Retained Earnings (Accumulated Deficit)				(36,085,000) [1]	(36,085,000) [1]		(38,609,000)		(29,905,000)
GBS [Member] | Accrued Interest [Member]
Note 1 - The Company and Basis of Presentation (Details) [Line Items]
Debt Conversion, Original Debt, Amount						211,000
GBS [Member]
Note 1 - The Company and Basis of Presentation (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)		943,596				943,596
Debt Conversion, Original Debt, Amount						1,750,000
Viveve [Member]
Note 1 - The Company and Basis of Presentation (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares)		3,743,282
Percentage of Total Common Stock Attributable to Viveve Capital Stock Converted		62.00%
Payment to Each Non-Accredited Investors For Converted Shares Upon Merger		16,000
Accrued Interest [Member] | Convertible Debt [Member]
Note 1 - The Company and Basis of Presentation (Details) [Line Items]
Extinguishment of Debt, Amount		522,000
Convertible Debt [Member]
Note 1 - The Company and Basis of Presentation (Details) [Line Items]
Extinguishment of Debt, Amount		$ 4,875,000

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited financial statements as of that date.